Agreement to Acquire Hess Corporation	12 Months Ended
Dec. 31, 2023
Agreement to Acquire Hess Corporation

Note 29
Acquisition of PDC Energy, Inc.
On August 7, 2023, the company acquired PDC Energy, Inc. (PDC), an independent exploration and production company with operations in the Denver-Julesburg Basin in Colorado and the Delaware Basin in west Texas.
The aggregate purchase price of PDC was $6,520, with approximately 41 million shares of Chevron common stock issued as consideration in the transaction. The shares represented approximately two
percent of the shares of Chevron common stock outstanding immediately after the transaction closed on August 7, 2023.
The acquisition was accounted for as a business combination under ASC 805, which requires assets acquired and liabilities assumed to be measured at their acquisition date fair value. Provisional fair value measurements were made for acquired assets and liabilities, and adjustments to those measurements may be made in subsequent periods, up to one year from the date of acquisition, as information necessary to complete the analysis is obtained. Oil and gas properties were valued using a discounted cash flow approach that incorporated internally generated price assumptions and production profiles together with appropriate operating cost and development cost assumptions. Debt assumed in the acquisition was valued based on observable market prices for PDC’s debt. As a result of measuring the assets acquired and the liabilities assumed at fair value, there was no goodwill or bargain purchase recognized.
The following table summarizes the provisional fair values assigned to assets acquired and liabilities assumed:

At August 7, 2023
Current assets	$630
Properties, plant and equipment	10,487
Other assets	118
Total assets acquired	11,235
Current liabilities	1,376
Long-term debt	1,473
Deferred income tax	1,397
Other liabilities	469
Total liabilities assumed	4,715
Purchase Price	$6,520
Pro forma financial information is not disclosed as the acquisition was deemed not to have a material impact on the company’s results of operations.

Hess Corporation
Agreement to Acquire Hess Corporation

Note 30
Agreement to Acquire Hess Corporation
On October 23, 2023, Chevron Corporation announced it had entered into a definitive agreement with Hess Corporation (Hess) to acquire all of its outstanding shares in an all-stock
transaction, valued at approximately $53,000, pursuant to which Hess stockholders will receive 1.0250 shares of Chevron common stock for each Hess share. The transaction was unanimously approved by the Boards of Directors of both companies and is anticipated to close around the middle of 2024. The acquisition is subject to Hess stockholder approval. It is also subject to regulatory approvals and other closing conditions. See Item 1A. Risk Factors for a discussion of risks related to the Hess acquisition.